Schedule of Deductible Temporary Differences and Unused Tax Losses (Details) - Unused tax losses [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share issue costs [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 773,177	$ 1,899,434	$ 2,782,651
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2028	2028	2027
Oil and gas property [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 124,154
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	29,700	19,579	16,101
Asset retirement obligation [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	6,363,104
Noncapital losses [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	66,363,185	37,156,322	23,300,283
Noncapital losses [member] | CANADA
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 19,097,046	$ 14,174,648	$ 9,283,130
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2042 to 2044	2042 to 2044	2042 to 2043
Noncapital losses [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 17,378,146	$ 12,362,896	$ 4,228,651
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	indefinite	indefinite	indefinite
Noncapital losses [member] | TÜRKIYE
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 19,267,743
Noncapital losses [member] | BULGARIA
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 4,712	$ 3,240	$ 3,443
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2028	2028	2028
Noncapital losses without expiration [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 10,615,538	$ 10,615,538	$ 9,785,059
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2028 to 2037	2028 to 2037	2028 to 2037